BILLS PAYABLE (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) yr
Bills Payable 1	$ 10,700
Bills Payable 2	$ 9,390
Bills Payable 3 | yr	1